CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Founder CNY (¥)	Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥)	Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥)	2015 Share Incentive Plan CNY (¥)	2015 and 2018 Share Incentive Plan CNY (¥) shares	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock Class A Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Founder shares	Common Stock Class A Ordinary Shares Conversion of Class A ordinary shares into Class B ordinary shares CNY (¥) shares	Common Stock Class A Ordinary Shares Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥) shares	Common Stock Class A Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Common Stock Class B Ordinary Shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class A ordinary shares into Class B ordinary shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥) shares	Common Stock Class B Ordinary Shares Conversion of Class B ordinary shares into Class A ordinary shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Founder CNY (¥)	Additional Paid-in Capital Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥)	Additional Paid-in Capital Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥)	Additional Paid-in Capital 2015 Share Incentive Plan CNY (¥)	Additional Paid-in Capital 2015 and 2018 Share Incentive Plan CNY (¥)	(Accumulated Deficit) Retained Earnings CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	(Accumulated Deficit) Retained Earnings CNY (¥)	(Accumulated Deficit) Retained Earnings Founder CNY (¥)	(Accumulated Deficit) Retained Earnings Conversion of Series A Redeemable Convertible Preferred Shares into Class A Ordinary Shares CNY (¥)	(Accumulated Deficit) Retained Earnings Conversion of Class B Redeemable Convertible Ordinary Shares into Class A Ordinary Shares and Class B Ordinary Shares CNY (¥)	(Accumulated Deficit) Retained Earnings 2015 Share Incentive Plan CNY (¥)	(Accumulated Deficit) Retained Earnings 2015 and 2018 Share Incentive Plan CNY (¥)	Non-Controlling Interest CNY (¥)
Balances at Dec. 31, 2016	¥ (278,940)									¥ 1										¥ 6,040						¥ (247,875)	¥ (37,106)	¥ (278,940)
Balances (in shares) at Dec. 31, 2016 | shares										16,909,090
Vesting of restricted Class A ordinary shares	689									¥ 1										688								689
Vesting of restricted Class A ordinary shares (in shares) | shares										8,454,546
Net income (loss)	93,240																									93,240		93,240
Share-based compensation related to restricted shares	2,718																			2,718								2,718
Share-based compensation related to Share Incentive Plan						¥ 2,817																		¥ 2,817								¥ 2,817
Appropriation to statutory reserves																				6,250						(6,250)
Accretion of Series A Preferred Shares	(8,834)																			(8,834)								(8,834)
Foreign currency translation adjustment	19,102																										19,102	19,102
Balances at Dec. 31, 2017	(169,208)									¥ 2										9,679						(160,885)	(18,004)	(169,208)
Balances (in shares) at Dec. 31, 2017 | shares								25,363,636		25,363,636
Surrender and cancellation of Class A ordinary shares	457									¥ (1)										458								457
Surrender and cancellation of Class A ordinary shares (in Shares) | shares										(11,754,546)
Vesting of restricted Class A ordinary shares	188																			188								188
Vesting of restricted Class A ordinary shares (in shares) | shares										2,536,364
Net income (loss)	65,350																									65,358		65,358						¥ (8)
Share-based compensation related to restricted shares	840																			840								840
Share-based compensation related to Share Incentive Plan							¥ 25,391																		¥ 25,391								¥ 25,391
Share-based compensation related to the share awards			¥ 90,168																		¥ 90,168								¥ 90,168
Share-based compensation related to the share awards (in shares) | shares											4,000,000
Accretion of Series A Preferred Shares	(6,563)																			(6,563)								(6,563)
Issuance of ordinary shares upon the completion of the Initial Public Offering (the "IPO")	633,508									¥ 2										633,506								633,508
Issuance of ordinary shares Initial Public Offering, in shares | shares								34,200,000		34,200,000
Securities converted into Ordinary Shares upon the completion of the Initial Public Offering				¥ 165,095	¥ 274,421							¥ (1)	¥ 1	¥ 2			¥ 1	¥ 6				¥ 165,094	¥ 274,413							¥ 165,095	¥ 274,421
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares								18,181,818				(16,145,454)	18,181,818	33,818,182			16,145,454	101,454,546
Capital injection in a subsidiary from non controlling interest shareholder	3,000																																	3,000
Foreign currency translation adjustment	(11,782)																										(11,782)	(11,782)
Balances at Dec. 31, 2018	1,070,865									¥ 5						¥ 7				1,193,174						(95,527)	(29,786)	1,067,873						2,992
Balances (in shares) at Dec. 31, 2018 | shares								90,200,000	117,600,000	90,200,000						117,600,000
Net income (loss)	293,830	$ 42,206																								292,170		292,170						1,660
Share-based compensation related to Share Incentive Plan							¥ 43,168																		¥ 43,168								¥ 43,168
Appropriation to statutory reserves																				1,047						(1,047)
Securities converted into Ordinary Shares upon the completion of the Initial Public Offering															¥ 1				¥ (1)
Securities have been converted into Ordinary Shares upon the completion of the Initial Public Offering (in shares) | shares								6,750,000							6,750,000				(6,750,000)
Issuance of ordinary shares for exercised share options	1,741																			1,741								1,741
Issuance of ordinary shares for exercised share options (in shares) | shares							1,494,732	1,494,732		1,494,732
Capital injection in a subsidiary from non controlling interest shareholder	3,000																																	3,000
Purchase of non-controlling interests	(2,196)																			(196)								(196)						(2,000)
Special dividends declared to ordinary shareholders	(46,602)																			(46,602)								(46,602)
Foreign currency translation adjustment	10,641	1,528																									10,641	10,641
Balances at Dec. 31, 2019	¥ 1,374,447	$ 197,428								¥ 6						¥ 6				¥ 1,192,332						¥ 195,596	¥ (19,145)	¥ 1,368,795						¥ 5,652
Balances (in shares) at Dec. 31, 2019 | shares								98,444,732	110,850,000	98,444,732						110,850,000